Tax and employee-related liabilities	12 Months Ended
Dec. 31, 2025
Tax And Employee-Related Liabilities [Abstract]
Tax and employee-related liabilities
5.26 Tax and employee-related liabilities
Liabilities for tax and employee-related liabilities are generally measured at amortized costs. Liabilities related to employees comprise mainly accruals for bonuses and unconsumed vacations. The line social security and other taxes consists of amounts owed to tax authorities and social security institutions.

	Year ended December 31
in € thousand	2025	2024
Employee-related liabilities	12,642	13,107
Social security and other taxes	6,913	6,350
BALANCE AS AT DECEMBER 31	19,555	19,458
Less non-current portion	—	—
CURRENT PORTION	19,555	19,458